FINANCIAL INCOME, net	12 Months Ended
Dec. 31, 2018
FINANCIAL INCOME, net
FINANCIAL INCOME, net

NOTE 22- FINANCIAL INCOME, net:

	Year Ended December 31,
	2018	2017	2016
	U.S dollars in thousands
Financial income:
Fair value gains on derivative financial instruments	104	5,687	1,152
Gains on financial assets at fair value through profit or loss	295	189	80
Gains from changes in exchange rates	—	332	34
Interest from bank deposits	279	297	282
	678	6,505	1,548
Financial expenses:
Loss from changes in exchange rates	125	—	—
Issuance cost with respect of warrants	—	—	368
Other	42	77	7
	167	77	375
Financial income, net	(511)	(6,428)	(1,173)